                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07111

Morgan Stanley Insured California Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

Item 1. Report to Stockholders.

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003

Dear Shareholder:

During the six-month period ended April 30, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery remained uneven with many indicators fluctuating between strength and weakness. The military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. The sluggish economy and uncertain geopolitical outlook generally favored bonds and led to lower interest rates throughout the period.

Consumer spending was the best-performing sector of the economy last year. Mortgage refinancing and low auto loan rates helped keep Americans buying. By year-end a growing apprehension about Iraq began to dominate investor sentiment and consumer confidence waned. The most noticeable impact of the evolving war risk was a spike in oil prices that had a dampening effect similar to a tax increase. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent in early November. This marked the first change by the central bank in almost a year. Early in 2003, the Bush administration proposed several tax relief measures to bolster the economy. Uncertainty prior to the invasion of Iraq slowed economic activity in March. However, resolution of the conflict prompted the financial markets again to focus on the economic outlook.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended April 30, 2003. The yield declined from a high of 5.10 percent in November 2002 to a low of 4.70 percent in April. Throughout the period, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years was 350 basis points on April 30, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. In October 2002 the ratio of 30-year insured municipal bond yields to 30-year Treasuries moved above 100 percent, remaining there through the first quarter of 2003. In April the ratio fell to 99 percent as the Treasury flight-to-quality rally subsided. This still-high ratio indicated that municipals were relatively cheaper than Treasuries.

The President's tax proposals, which included elimination of taxation on dividend income and acceleration of a reduction in tax brackets, affected the municipal market. The tax-exempt bond

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

market reacted to potential tax-reform risk by adjusting the relationship of tax-exempt issues to taxables.

Long-term municipal volume, as reported in The Bond Buyer, increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. In the first four months of 2003, new-issue volume reached a record $113 billion, 21 percent above last year's level. We expect this pace to continue throughout the year as budgetary problems force states and municipalities to borrow. California's share of national volume increased to 19 percent.

Performance

The net asset value (NAV) of Morgan Stanley Insured California Municipal Securities (ICS) decreased from $15.56 to $15.47 per share for the six months ended April 30, 2003. Based on this change, plus the reinvestment of tax-free dividends totaling $0.345 per share, a short-term capital gain distribution of $0.041 per share and a long-term capital gain distribution of $0.231 per share, the Trust's total NAV return was 3.83 percent. ICS's price on the New York Stock Exchange (NYSE) decreased from $14.15 to $13.92 per share during the same period. Based on this change plus reinvestment of dividends and distributions, ICS's total market value return was 2.73 percent. On April 30, 2003, ICS's market price was at a 10.02 percent discount to its NAV.

Monthly dividends for the second quarter of 2003, declared in March, were unchanged at $0.0575 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.113 per share on April 30, 2003, versus $0.128 per share six months earlier. Past performance is no guarantee of future results.

Portfolio Structure

The Trust's net assets of $59 million were diversified among 12 long-term sectors and 33 credits. Issues in three essential service sectors: general obligation, water and sewer and municipal electric accounted for 48 percent of the long-term portfolio.

Importantly, the Trust has avoided bonds secured by tobacco settlement payments. Many states including California have issued bonds backed by their entitlement to revenues from the Master Settlement Agreement with tobacco companies. A class action judgment against Philip Morris, a major participant in the agreement, has created uncertainty about the company's ability to meet its obligations.

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

At the end of April the portfolio's average maturity was 19 years. ICS's duration, a measure of sensitivity to interest rate changes, was 6.9 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, which ever is lower at the time of purchase. During the six-month period ended April 30, 2003 the Trust purchased and retired 40,600 shares of common stock at a weighted average market discount of 8.87 percent.

We appreciate your ongoing support of Morgan Stanley Insured California Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF APRIL 30, 2003
(% OF LONG-TERM PORTFOLIO)

Tax Allocation                                                20%
General Obligation                                            19%
Water & Sewer                                                 19%
Electric                                                      10%
Mortgage                                                      10%
Refunded                                                       6%
Education                                                      5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[CREDIT RATINGS PIE CHART]

CREDIT ENHANCEMENTS AS OF APRIL 30, 2003
(% OF LONG-TERM PORTFOLIO)

AMBAC                          31%
FGIC                           19%
FSA                            23%
US GOVT BACKED                  2%
MBIA                           22%
CONNIE LEE                      3%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


[DISTRIBUTION BY MATURITY BAR CHART]

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)

                                                            WEIGHTED AVERAGE
                                                            MATURITY: 19 YEARS

1-5 YEARS                                                     0%
5-10 YEARS                                                    5%
10-20 YEARS                                                   56%
20-30 YEARS                                                   39%
30+ YEARS                                                     0%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - APRIL 30, 2003 continued

[CALL AND COST (BOOK) YIELD STRUCTURE CHARTS]

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                 APRIL 30, 2003

                                                           WEIGHTED AVERAGE
                                                       CALL PROTECTION: 6 YEARS

                                PERCENT CALLABLE

2003                                                                       11.0%
2004                                                                       32.0%
2005                                                                        2.0%
2006                                                                        0.0%
2007                                                                        0.0%
2008                                                                        0.0%
2009                                                                        4.0%
2010                                                                        2.0%
2011                                                                       18.0%
2012                                                                       17.0%
2013+                                                                      14.0%

                              YEARS BONDS CALLABLE


                                                           WEIGHTED AVERAGE
                                                           BOOK YIELD: 5.6%
                               COST (BOOK) YIELD*

2003                                                                        6.1%
2004                                                                        6.3%
2005                                                                        6.2%
2006                                                                         --
2007                                                                         --
2008                                                                         --
2009                                                                        5.9%
2010                                                                        5.6%
2011                                                                        5.2%
2012                                                                        4.9%
2013+                                                                       4.6%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.1% ON 11% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.

     PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (96.0%)
            General Obligation (18.3%)
 $ 3,000    California, Various Purpose Dtd 03/01/94 (FSA).............   5.50%   03/01/20    $ 3,146,580
   2,000    Los Angeles Community College District, Election 2001 Ser A
              (MBIA)...................................................   5.00    06/01/26      2,055,660
            Los Angeles Unified School District,
   1,000      2003 Ser A (MBIA)........................................   5.25    07/01/19      1,094,790
   1,000      2003 Ser A (MBIA)........................................   5.00    01/01/28      1,030,500
   1,000    San Diego Unified School District, 2002 Ser D (FGIC).......   5.25    07/01/24      1,067,090
   1,000    Tahoe Truckee Unified School District, District No 1 2001
              Refg (MBIA)..............................................   5.50    08/01/18      1,160,000
   1,375    Upland School District, Election of 2000 Ser 2001 B
              (FSA)....................................................   0.00+   08/01/25      1,397,743
 -------                                                                                      -----------
  10,375                                                                                       10,952,363
 -------                                                                                      -----------
            Educational Facilities Revenue (4.4%)
            California Educational Facilities Authority,
   1,500      National University Ser 1994 (Connie Lee)................   6.20    05/01/21      1,595,070
   1,000      Pepperdine University Refg Ser 2003 A (FGIC) (WI)........   5.00    09/01/33      1,026,960
 -------                                                                                      -----------
   2,500                                                                                        2,622,030
 -------                                                                                      -----------
            Electric Revenue (9.7%)
   1,000    Anaheim Public Financing Authority, Generation Refg Ser
              2002-B (FSA).............................................   5.25    10/01/18      1,094,800
   1,400    California State Department of Water Resources, Power
              Supply Ser 2002 A (Ambac)................................   5.375   05/01/18      1,546,300
   1,000    Los Angeles Department of Water & Power, 2001 Ser A
              (FSA)....................................................   5.25    07/01/21      1,069,780
   1,000    Modesto Irrigation District, Ser 2001 A COPs (FSA).........   5.00    07/01/31      1,023,960
   1,000    Southern California Public Power Authority, Transmission
              Refg Ser 2002 A (FSA)....................................   5.25    07/01/18      1,092,700
 -------                                                                                      -----------
   5,400                                                                                        5,827,540
 -------                                                                                      -----------
            Hospital Revenue (3.6%)
   2,000    California Statewide Communities Development Authority,
 -------      Sharp Health Care COPs (MBIA)............................   6.00    08/15/24      2,144,440
                                                                                              -----------
            Mortgage Revenue - Multi-Family (5.0%)
   2,840    Los Angeles Community Redevelopment Agency, 1994 Ser A
 -------      (Ambac)..................................................   6.45    07/01/17      3,009,889
                                                                                              -----------

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (4.9%)
 $ 2,000    California Department of Veterans Affairs, Home Purchase
              2002 Ser A (Ambac).......................................   5.35%   12/01/27    $ 2,090,620
     805    California Housing Financing Agency, 1995 Ser B (AMT)
              (Ambac)..................................................   6.25    08/01/14        858,219
 -------                                                                                      -----------
   2,805                                                                                        2,948,839
 -------                                                                                      -----------
            Public Facilities Revenue (1.8%)
   1,000    Glendale Unified School District, 1994 Ser A COPs
 -------      (Ambac)..................................................   6.00    03/01/19      1,053,940
                                                                                              -----------
            Resource Recovery Revenue (3.8%)
   2,000    Sacramento Financing Authority, 1999 Solid Waste & Redev
 -------      (Ambac)..................................................   5.75    12/01/22      2,250,320
                                                                                              -----------
            Tax Allocation Revenue (19.4%)
   2,000    Bay Area Government Association, Pool 1994 Ser A (FSA).....   6.00    12/15/24      2,171,720
   2,000    Brea Redevelopment Agency, 1993 Refg Ser AB (MBIA).........   5.75    08/01/23      2,060,840
   1,800    Burbank Public Financing Authority, Golden State
              Redevelopment 2003 Ser A (Ambac).........................   5.25    12/01/14      2,047,554
   3,000    Corona Redevelopment Agency, Area A 1994 Refg Ser A
              (FGIC)...................................................   6.25    09/01/13      3,236,879
   1,000    Long Beach Bond Finance Authority, Downtown, North Long
              Beach, Poly High and West Beach Areas 2002 Ser A
              (Ambac)..................................................   5.375   08/01/21      1,089,250
   1,000    South Orange County Public Financing District #88-1, 1994
              Ser A (MBIA).............................................   6.00    09/01/18      1,034,860
 -------                                                                                      -----------
  10,800                                                                                       11,641,103
 -------                                                                                      -----------
            Transportation Facilities Revenue (1.7%)
   1,000    San Jose, Airport Ser 2001 A (FGIC)........................   5.00    03/01/25      1,027,990
 -------                                                                                      -----------
            Water & Sewer Revenue (18.1%)
   1,500    California Department of Water Resources, Central Valley
              Ser Y (FGIC).............................................   5.25    12/01/19      1,641,270
   2,000    East Bay Municipal Utility District, Water Ser 2001
              (MBIA)...................................................   5.00    06/01/26      2,054,800
   2,900    Garden Grove Public Finance Authority, Water Ser 1993
              (FGIC)...................................................   5.50    12/15/23      3,028,180
   2,000    Sacramento Financing Authority, Water & Capital Improvement
              2001 Ser A (Ambac).......................................   5.00    12/01/26      2,054,800
   2,000    San Francisco Public Utilities Commission, Water Refg Ser A
              2001 (FSA)...............................................   5.00    11/01/31      2,050,120
 -------                                                                                      -----------
  10,400                                                                                       10,829,170
 -------                                                                                      -----------

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - APRIL 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            Refunded (5.3%)
 $ 2,000    Anaheim, Anaheim Memorial Hospital Assn COPs (Ambac)
              (ETM)....................................................   5.125%  05/15/20    $ 2,101,560
   1,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)....................................................   5.50    10/01/32      1,099,580
 -------                                                                                      -----------
   3,000                                                                                        3,201,140
 -------                                                                                      -----------
  54,120    Total California Tax-Exempt Municipal Bonds (Cost $53,458,468).................    57,508,764
 -------                                                                                      -----------
            California Short-Term Tax-Exempt Municipal Obligation (2.5%)
   1,500    California Health Facilities Financing Authority, Adventist
 -------      Health/West 1998 Ser B (MBIA) (Demand 05/01/03)
              (Cost $1,500,000)........................................   1.30*   09/01/28      1,500,000
                                                                                              -----------
 $55,620    Total Investments (Cost $54,958,468) (a) (b).........................    98.5%     59,008,764
 =======
            Other Assets in Excess of Liabilities................................     1.5         870,254
                                                                                    -----     -----------
            Net Assets Applicable to Common Shareholders.........................   100.0%    $59,879,018
                                                                                    =====     ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a when-issued basis.
    +       Currently a zero coupon security; will convert to 5.125% on
            August 1, 2003.
    *       Current coupon of variable rate demand obligation.
   (a)      Securities have been designated as collateral in an amount equal to $1,026,960 in connection with the purchase of
            when-issued securities.
   (b)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes. The
            aggregate gross and net unrealized appreciation is
            $4,050,296.
Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $54,958,468)........................................  $59,008,764
Cash........................................................       64,589
Interest receivable.........................................      854,698
Prepaid expenses............................................       11,920
                                                              -----------
    Total Assets............................................   59,939,971
                                                              -----------
Liabilities:
Payable for:
    Investment management fee...............................       18,894
    Common shares of beneficial interest repurchased........        4,176
Accrued expenses............................................       37,883
                                                              -----------
    Total Liabilities.......................................       60,953
                                                              -----------
Preferred shares of beneficial interest (1,000,000 shares
  authorized of non-participating $.01 par value, none
  issued)...................................................           --
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $59,879,018
                                                              ===========
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 3,870,713 shares
  outstanding)..............................................  $54,891,640
Net unrealized appreciation.................................    4,050,296
Accumulated undistributed net investment income.............      437,034
Accumulated undistributed net realized gain.................      500,048
                                                              -----------
    Net Assets Applicable to Common Shareholders............  $59,879,018
                                                              ===========
Net Asset Value Per Common Share,
  ($59,879,018 divided by 3,870,713 common shares
  outstanding)..............................................       $15.47
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended April 30, 2003 (unaudited)

Net Investment Income:

Interest Income.............................................  $1,525,575
                                                              ----------
Expenses
Investment management fee...................................     104,149
Professional fees...........................................      24,828
Transfer agent fees and expenses............................       9,022
Shareholder reports and notices.............................       8,334
Registration fees...........................................       5,333
Trustees' fees and expenses.................................       5,041
Custodian fees..............................................       2,413
Other.......................................................       2,883
                                                              ----------
    Total Expenses..........................................     162,003
Less: expense offset........................................      (2,408)
                                                              ----------
    Net Expenses............................................     159,595
                                                              ----------
    Net Investment Income...................................   1,365,980
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................     500,049
Net change in unrealized appreciation.......................     124,794
                                                              ----------
    Net Gain................................................     624,843
                                                              ----------
Net Increase................................................  $1,990,823
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              APRIL 30, 2003   OCTOBER 31, 2002
                                                              --------------   ----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................   $ 1,365,980       $ 2,849,517
Net realized gain...........................................       500,049         1,023,964
Net change in unrealized appreciation.......................       124,794        (1,235,447)
                                                               -----------       -----------
    Net Increase............................................     1,990,823         2,638,034
                                                               -----------       -----------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................    (1,430,983)       (2,963,583)
Net realized gain...........................................      (974,718)       (1,459,019)
                                                               -----------       -----------
    Total Dividends and Distributions.......................    (2,405,701)       (4,422,602)
                                                               -----------       -----------

Decrease from transactions in common shares of beneficial
  interest..................................................      (568,542)         (503,028)
                                                               -----------       -----------

    Net Decrease............................................      (983,420)       (2,287,596)
Net Assets:
Beginning of period.........................................    60,862,438        63,150,034
                                                               -----------       -----------
End of Period
(Including accumulated undistributed net investment income
of $437,034 and $502,037, respectively).....................   $59,879,018       $60,862,438
                                                               ===========       ===========

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Insured California Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and
(3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets applicable to common shareholders.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $6,584,800 and $9,110,965, respectively. Included in the aforementioned are sales of $1,013,650 with Morgan Stanley California Insured Municipal Income Trust, an affiliate of the Investment Manager.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2003, the Trust had transfer agent fees and expenses payable of approximately $3,300.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Upon issuance, the Trust will be subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of April 30, 2003, there were no preferred shares outstanding.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                                       EXCESS OF
                                                               SHARES     PAR VALUE    PAR VALUE
                                                              ---------   ---------   -----------
Balance, October 31, 2001...................................  3,946,013    $39,460    $55,923,535
Treasury shares purchased and retired (weighted average
  discount 6.18%)*..........................................    (34,700)      (347)      (502,681)
Reclassification due to permanent book/tax differences......     --          --               215
                                                              ---------    -------    -----------
Balance, October 31, 2002...................................  3,911,313     39,113     55,421,069
Treasury shares purchased and retired (weighted average
  discount 8.87%)*..........................................    (40,600)      (406)      (568,136)
                                                              ---------    -------    -----------
Balance, April 30, 2003.....................................  3,870,713    $38,707    $54,852,933
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Federal Income Tax Status

As of October 31, 2002, the Trust had temporary book/tax differences attributable to book amortization of discount on debt securities.

7. Dividends To Common Shareholders

On March 25, 2003, the Trust declared the following dividends from net investment income:

 AMOUNT       RECORD        PAYABLE
PER SHARE      DATE          DATE
---------  ------------  -------------
 $0.0575   May 9, 2003   May 23, 2003
 $0.0575   June 6, 2003  June 20, 2003

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2003, the Trust did not hold positions in residual interest bonds.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2003 (UNAUDITED) continued

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Trust had no outstanding futures contracts.

Morgan Stanley Insured California Municipal Securities

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                         FOR THE SIX                            FOR THE YEAR ENDED OCTOBER 31
                                         MONTHS ENDED          ----------------------------------------------------------------
                                        APRIL 30, 2003           2002          2001          2000          1999          1998
                                        --------------         --------      --------      --------      --------      --------
                                         (unaudited)
Selected Per Share Data:
Net asset value, beginning of
  period..............................       $15.56             $16.00        $15.24       $ 14.42       $ 16.00        $15.50
                                             ------             ------        ------       -------       -------        ------
Income (loss) from investment
  operations:
    Net investment income*............         0.33               0.69          0.78          0.76          0.74          0.76
    Net realized and unrealized gain
      (loss)..........................         0.19              (0.01)         0.71          0.77         (1.43)         0.52
                                             ------             ------        ------       -------       -------        ------
Total income (loss) from investment
  operations..........................         0.52               0.68          1.49          1.53         (0.69)         1.28
                                             ------             ------        ------       -------       -------        ------
Less dividends and distributions from:
    Net investment income.............        (0.35)             (0.72)        (0.75)        (0.75)        (0.75)        (0.78)
    Net realized gain.................        (0.27)             (0.41)        --            --            (0.16)        --
                                             ------             ------        ------       -------       -------        ------
Total dividends and distributions.....        (0.62)             (1.13)        (0.75)        (0.75)        (0.91)        (0.78)
                                             ------             ------        ------       -------       -------        ------
Anti-dilutive effect of acquiring
  treasury shares*....................         0.01               0.01          0.02          0.04          0.02         --
                                             ------             ------        ------       -------       -------        ------
Net asset value, end of period........       $15.47             $15.56        $16.00       $ 15.24       $ 14.42        $16.00
                                             ======             ======        ======       =======       =======        ======
Market value, end of period...........       $13.92             $14.15        $15.29       $13.375       $12.938        $15.25
                                             ======             ======        ======       =======       =======        ======
Total Return+.........................         2.73%(1)          (0.14)%       20.34%         9.34%        (9.83)%       11.71%
Ratios to Average Net Assets:
Total expenses (before expense
  offset).............................         0.54%(2)(3)        0.55%(3)      0.57%(3)      0.56%(3)      0.58%(3)      0.58%(3)
Net investment income.................         4.59%(2)           4.68%         5.01%         5.18%         4.80%         4.84%
Supplemental Data:
Net assets, end of period, in
 thousands............................      $59,879            $60,862       $63,150       $61,360       $59,774       $67,178
Portfolio turnover rate...............           11%(1)             19%           22%           14%            9%           12%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

[MORGAN STANLEY LOGO]


MORGAN STANLEY
INSURED CALIFORNIA
MUNICIPAL SECURITIES


Semiannual Report
April 30, 2003

38622RPT-11144E03-AS-5/03

Item 9 - Controls and Procedures

  The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities

Ronald E. Robison
Principal Executive Officer
June 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003



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